Capital structure and financial items - Financial risks - Narrative (Details) kr in Millions	12 Months Ended
	Dec. 31, 2024 DKK (kr) kr / $ wholesaler	Dec. 31, 2023 DKK (kr) kr / $
Disclosure of detailed information about hedges [line items]
Number of major wholesalers distributing products | wholesaler	3
Current borrowings, including leasing	kr 13,113
Leasing	kr 1,338
USA
Disclosure of detailed information about hedges [line items]
Number of major wholesalers distributing products | wholesaler	3
Top of range
Disclosure of detailed information about hedges [line items]
Period to cover expected future cash flow	24 months
USD
Disclosure of detailed information about hedges [line items]
Period to cover expected future cash flow	12 months	12 months
USD | Forward contracts | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Average rate | kr / $	676	676
CNY
Disclosure of detailed information about hedges [line items]
Period to cover expected future cash flow	12 months	12 months
Foreign exchange risk
Disclosure of detailed information about hedges [line items]
Percent increase/decrease that would impact results (in percentage)	5.00%
Financial counterparties | Credit risk
Disclosure of detailed information about hedges [line items]
Maximum exposure to credit risk	kr 32,634	kr 32,574
Trade receivables, Other receivables less prepayments and VAT and Other financial assets | Credit risk
Disclosure of detailed information about hedges [line items]
Maximum exposure to credit risk	kr 77,572	kr 67,209